Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000101136 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[1]
C000101136 [Member] | iShares Enhanced Roll Yield Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[1]
C000101136 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[1]
C000101136 [Member] | iShares U S Intermediate Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[1]
C000101136 [Member] | iShares U S Long Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[1]
C000101136 [Member] | iShares 0 5 Year TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%	[1]
C000101136 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%	[1]
C000101136 [Member] | iShares U S Securitized Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%	[1]
C000101136 [Member] | iShares U S Intermediate Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%	[1]
C000101136 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%	[1]
C000101136 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000101136 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.10%
C000101136 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.80%
C000201968 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[2]
C000201968 [Member] | iShares Enhanced Roll Yield Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[2]
C000201968 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[2]
C000201968 [Member] | iShares U S Intermediate Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[2]
C000201968 [Member] | iShares U S Long Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[2]
C000201968 [Member] | iShares 0 5 Year TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%	[2]
C000201968 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%	[2]
C000201968 [Member] | iShares U S Securitized Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%	[2]
C000201968 [Member] | iShares U S Intermediate Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%	[2]
C000201968 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%	[2]
C000201968 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000201968 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.10%
C000201968 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.80%
C000101134 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[3]
C000101134 [Member] | iShares Enhanced Roll Yield Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[3]
C000101134 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[3]
C000101134 [Member] | iShares U S Intermediate Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[3]
C000101134 [Member] | iShares U S Long Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[3]
C000101134 [Member] | iShares 0 5 Year TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%	[3]
C000101134 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%	[3]
C000101134 [Member] | iShares U S Securitized Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%	[3]
C000101134 [Member] | iShares U S Intermediate Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%	[3]
C000101134 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%	[3]
C000101134 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000101134 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.10%
C000101134 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.80%
C000101135 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[4]
C000101135 [Member] | iShares Enhanced Roll Yield Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[4]
C000101135 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[4]
C000101135 [Member] | iShares U S Intermediate Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[4]
C000101135 [Member] | iShares U S Long Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[4]
C000101135 [Member] | iShares 0 5 Year TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%	[4]
C000101135 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%	[4]
C000101135 [Member] | iShares U S Securitized Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%	[4]
C000101135 [Member] | iShares U S Intermediate Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%	[4]
C000101135 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%	[4]
C000101135 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000101135 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.10%
C000101135 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.80%
C000101144 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[5]
C000101144 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[5]
C000101144 [Member] | iShares U S Intermediate Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[5]
C000101144 [Member] | iShares U S Long Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[5]
C000101144 [Member] | iShares 0 5 Year TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[5]
C000101144 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%	[5]
C000101144 [Member] | iShares U S Securitized Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%	[5]
C000101144 [Member] | iShares U S Intermediate Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%	[5]
C000101144 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.70%	[5]
C000101144 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[5]
C000101144 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.30%
C000101144 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.70%
C000101144 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000101144 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000101143 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[6]
C000101143 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[6]
C000101143 [Member] | iShares U S Intermediate Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[6]
C000101143 [Member] | iShares U S Long Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[6]
C000101143 [Member] | iShares 0 5 Year TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[6]
C000101143 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%	[6]
C000101143 [Member] | iShares U S Securitized Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%	[6]
C000101143 [Member] | iShares U S Intermediate Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%	[6]
C000101143 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.70%	[6]
C000101143 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[6]
C000101143 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.30%
C000101143 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.70%
C000101143 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000101143 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000201971 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[7]
C000201971 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[7]
C000201971 [Member] | iShares U S Intermediate Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[7]
C000201971 [Member] | iShares U S Long Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[7]
C000201971 [Member] | iShares 0 5 Year TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[7]
C000201971 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%	[7]
C000201971 [Member] | iShares U S Securitized Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%	[7]
C000201971 [Member] | iShares U S Intermediate Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%	[7]
C000201971 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.70%	[7]
C000201971 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[7]
C000201971 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.30%
C000201971 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.70%
C000201971 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000201971 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000101145 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[8]
C000101145 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[8]
C000101145 [Member] | iShares U S Intermediate Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[8]
C000101145 [Member] | iShares U S Long Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[8]
C000101145 [Member] | iShares 0 5 Year TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[8]
C000101145 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%	[8]
C000101145 [Member] | iShares U S Securitized Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%	[8]
C000101145 [Member] | iShares U S Intermediate Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%	[8]
C000101145 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.70%	[8]
C000101145 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[8]
C000101145 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.30%
C000101145 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.70%
C000101145 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000101145 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000101148 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[9]
C000101148 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[9]
C000101148 [Member] | iShares U S Intermediate Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[9]
C000101148 [Member] | iShares U S Long Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[9]
C000101148 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%	[9]
C000101148 [Member] | iShares U S Securitized Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[9]
C000101148 [Member] | iShares U S Intermediate Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%	[9]
C000101148 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.30%	[9]
C000101148 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[9]
C000101148 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[9]
C000101148 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000101148 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.00%
C000101148 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000201972 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[10]
C000201972 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[10]
C000201972 [Member] | iShares U S Intermediate Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[10]
C000201972 [Member] | iShares U S Long Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[10]
C000201972 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%	[10]
C000201972 [Member] | iShares U S Securitized Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[10]
C000201972 [Member] | iShares U S Intermediate Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%	[10]
C000201972 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.30%	[10]
C000201972 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[10]
C000201972 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[10]
C000201972 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000201972 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.00%
C000201972 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000101146 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[11]
C000101146 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[11]
C000101146 [Member] | iShares U S Intermediate Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[11]
C000101146 [Member] | iShares U S Long Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[11]
C000101146 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%	[11]
C000101146 [Member] | iShares U S Securitized Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[11]
C000101146 [Member] | iShares U S Intermediate Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%	[11]
C000101146 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.30%	[11]
C000101146 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[11]
C000101146 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[11]
C000101146 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000101146 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.00%
C000101146 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000101147 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[12]
C000101147 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[12]
C000101147 [Member] | iShares U S Intermediate Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[12]
C000101147 [Member] | iShares U S Long Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[12]
C000101147 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%	[12]
C000101147 [Member] | iShares U S Securitized Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[12]
C000101147 [Member] | iShares U S Intermediate Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%	[12]
C000101147 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.30%	[12]
C000101147 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[12]
C000101147 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[12]
C000101147 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000101147 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.00%
C000101147 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000101150 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[13]
C000101150 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[13]
C000101150 [Member] | iShares U S Intermediate Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[13]
C000101150 [Member] | iShares U S Long Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[13]
C000101150 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%	[13]
C000101150 [Member] | iShares U S Securitized Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[13]
C000101150 [Member] | iShares U S Intermediate Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[13]
C000101150 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.70%	[13]
C000101150 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[13]
C000101150 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[13]
C000101150 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.80%
C000101150 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000101150 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000101150 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000101149 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[14]
C000101149 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[14]
C000101149 [Member] | iShares U S Intermediate Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[14]
C000101149 [Member] | iShares U S Long Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[14]
C000101149 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%	[14]
C000101149 [Member] | iShares U S Securitized Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[14]
C000101149 [Member] | iShares U S Intermediate Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[14]
C000101149 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.70%	[14]
C000101149 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[14]
C000101149 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[14]
C000101149 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.80%
C000101149 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000101149 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000101149 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000201973 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[15]
C000201973 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[15]
C000201973 [Member] | iShares U S Intermediate Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[15]
C000201973 [Member] | iShares U S Long Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[15]
C000201973 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%	[15]
C000201973 [Member] | iShares U S Securitized Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[15]
C000201973 [Member] | iShares U S Intermediate Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[15]
C000201973 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.70%	[15]
C000201973 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[15]
C000201973 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[15]
C000201973 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.80%
C000201973 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000201973 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000201973 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000101151 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[16]
C000101151 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[16]
C000101151 [Member] | iShares U S Intermediate Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[16]
C000101151 [Member] | iShares U S Long Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[16]
C000101151 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%	[16]
C000101151 [Member] | iShares U S Securitized Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[16]
C000101151 [Member] | iShares U S Intermediate Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[16]
C000101151 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.70%	[16]
C000101151 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[16]
C000101151 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[16]
C000101151 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.80%
C000101151 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000101151 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000101151 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000101154 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[17]
C000101154 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[17]
C000101154 [Member] | iShares U S Intermediate Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[17]
C000101154 [Member] | iShares U S Long Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[17]
C000101154 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.20%	[17]
C000101154 [Member] | iShares U S Securitized Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[17]
C000101154 [Member] | iShares U S Intermediate Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[17]
C000101154 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.90%	[17]
C000101154 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[17]
C000101154 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[17]
C000101154 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value		[18]
C000101154 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.30%
C000101154 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000101154 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value		[18]
C000201974 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[19]
C000201974 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[19]
C000201974 [Member] | iShares U S Intermediate Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[19]
C000201974 [Member] | iShares U S Long Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[19]
C000201974 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.20%	[19]
C000201974 [Member] | iShares U S Securitized Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[19]
C000201974 [Member] | iShares U S Intermediate Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[19]
C000201974 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.90%	[19]
C000201974 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[19]
C000201974 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[19]
C000201974 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value		[20]
C000201974 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.30%
C000201974 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000201974 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value		[20]
C000101152 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[21]
C000101152 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[21]
C000101152 [Member] | iShares U S Intermediate Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[21]
C000101152 [Member] | iShares U S Long Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[21]
C000101152 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.20%	[21]
C000101152 [Member] | iShares U S Securitized Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[21]
C000101152 [Member] | iShares U S Intermediate Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[21]
C000101152 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.90%	[21]
C000101152 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[21]
C000101152 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[21]
C000101152 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value		[22]
C000101152 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.30%
C000101152 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000101152 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value		[22]
C000101153 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[23]
C000101153 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[23]
C000101153 [Member] | iShares U S Intermediate Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[23]
C000101153 [Member] | iShares U S Long Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[23]
C000101153 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.20%	[23]
C000101153 [Member] | iShares U S Securitized Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[23]
C000101153 [Member] | iShares U S Intermediate Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[23]
C000101153 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.90%	[23]
C000101153 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[23]
C000101153 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[23]
C000101153 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value		[24]
C000101153 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.30%
C000101153 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000101153 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value		[24]
C000101156 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[25]
C000101156 [Member] | iShares U S Intermediate Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[25]
C000101156 [Member] | iShares U S Long Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[25]
C000101156 [Member] | iShares 0 5 Year TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value		[25],[26]
C000101156 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.20%	[25]
C000101156 [Member] | iShares U S Securitized Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[25]
C000101156 [Member] | iShares U S Intermediate Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[25]
C000101156 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.90%	[25]
C000101156 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[25]
C000101156 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[25]
C000101156 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.80%
C000101156 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000101156 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000101156 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000101155 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[27]
C000101155 [Member] | iShares U S Intermediate Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[27]
C000101155 [Member] | iShares U S Long Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[27]
C000101155 [Member] | iShares 0 5 Year TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value		[27],[28]
C000101155 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.20%	[27]
C000101155 [Member] | iShares U S Securitized Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[27]
C000101155 [Member] | iShares U S Intermediate Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[27]
C000101155 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.90%	[27]
C000101155 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[27]
C000101155 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[27]
C000101155 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.80%
C000101155 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000101155 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000101155 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000201975 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[29]
C000201975 [Member] | iShares U S Intermediate Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[29]
C000201975 [Member] | iShares U S Long Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[29]
C000201975 [Member] | iShares 0 5 Year TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value		[29],[30]
C000201975 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.20%	[29]
C000201975 [Member] | iShares U S Securitized Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[29]
C000201975 [Member] | iShares U S Intermediate Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[29]
C000201975 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.90%	[29]
C000201975 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[29]
C000201975 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[29]
C000201975 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.80%
C000201975 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000201975 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000201975 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000101157 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[31]
C000101157 [Member] | iShares U S Intermediate Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[31]
C000101157 [Member] | iShares U S Long Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[31]
C000101157 [Member] | iShares 0 5 Year TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value		[31],[32]
C000101157 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.20%	[31]
C000101157 [Member] | iShares U S Securitized Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[31]
C000101157 [Member] | iShares U S Intermediate Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[31]
C000101157 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.90%	[31]
C000101157 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[31]
C000101157 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[31]
C000101157 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.80%
C000101157 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000101157 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000101157 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000101160 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[33]
C000101160 [Member] | iShares U S Intermediate Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value		[33],[34]
C000101160 [Member] | iShares U S Long Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value		[33],[34]
C000101160 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.30%	[33]
C000101160 [Member] | iShares U S Intermediate Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value		[33],[34]
C000101160 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.90%	[33]
C000101160 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[33]
C000101160 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[33]
C000101160 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.90%
C000101160 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000101160 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000101160 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value		[35]
C000201976 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[36]
C000201976 [Member] | iShares U S Intermediate Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value		[36],[37]
C000201976 [Member] | iShares U S Long Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value		[36],[37]
C000201976 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.30%	[36]
C000201976 [Member] | iShares U S Intermediate Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value		[36],[37]
C000201976 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.90%	[36]
C000201976 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[36]
C000201976 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[36]
C000201976 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.90%
C000201976 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000201976 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000201976 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value		[38]
C000101158 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[39]
C000101158 [Member] | iShares U S Intermediate Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value		[39],[40]
C000101158 [Member] | iShares U S Long Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value		[39],[40]
C000101158 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.30%	[39]
C000101158 [Member] | iShares U S Intermediate Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value		[39],[40]
C000101158 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.90%	[39]
C000101158 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[39]
C000101158 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[39]
C000101158 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.90%
C000101158 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000101158 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000101158 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value		[41]
C000101159 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[42]
C000101159 [Member] | iShares U S Intermediate Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value		[42],[43]
C000101159 [Member] | iShares U S Long Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value		[42],[43]
C000101159 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.30%	[42]
C000101159 [Member] | iShares U S Intermediate Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value		[42],[43]
C000101159 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.90%	[42]
C000101159 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[42]
C000101159 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[42]
C000101159 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.90%
C000101159 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000101159 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000101159 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value		[44]
C000166218 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[45]
C000166218 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.60%	[45]
C000166218 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.80%	[45]
C000166218 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[45]
C000166218 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[45]
C000166218 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.80%
C000166218 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000166218 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000166218 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000166217 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[46]
C000166217 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.60%	[46]
C000166217 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.80%	[46]
C000166217 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[46]
C000166217 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[46]
C000166217 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.80%
C000166217 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000166217 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000166217 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000201977 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[47]
C000201977 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.60%	[47]
C000201977 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.80%	[47]
C000201977 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[47]
C000201977 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[47]
C000201977 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.80%
C000201977 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000201977 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000201977 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000166219 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[48]
C000166219 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.60%	[48]
C000166219 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.80%	[48]
C000166219 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[48]
C000166219 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[48]
C000166219 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.80%
C000166219 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000166219 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000166219 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000213835 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[49]
C000213835 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.70%	[49]
C000213835 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.70%	[49]
C000213835 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[49]
C000213835 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[49]
C000213835 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value		[50]
C000213835 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000213835 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000213835 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000213838 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[51]
C000213838 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.70%	[51]
C000213838 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.70%	[51]
C000213838 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[51]
C000213838 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[51]
C000213838 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value		[52]
C000213838 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000213838 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000213838 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000213836 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[53]
C000213836 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.70%	[53]
C000213836 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.70%	[53]
C000213836 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[53]
C000213836 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[53]
C000213836 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value		[54]
C000213836 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000213836 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000213836 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000213837 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[55]
C000213837 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.70%	[55]
C000213837 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.70%	[55]
C000213837 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[55]
C000213837 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[55]
C000213837 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value		[56]
C000213837 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000213837 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000213837 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000251822 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[57]
C000251822 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.50%	[57]
C000251822 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.60%	[57]
C000251822 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[57]
C000251822 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[57]
C000251822 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000251822 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000251822 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000251822 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000251821 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[58]
C000251821 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.50%	[58]
C000251821 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.60%	[58]
C000251821 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[58]
C000251821 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[58]
C000251821 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000251821 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000251821 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000251821 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000251823 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[59]
C000251823 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.50%	[59]
C000251823 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.60%	[59]
C000251823 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[59]
C000251823 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[59]
C000251823 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000251823 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000251823 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000251823 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000251820 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[60]
C000251820 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.50%	[60]
C000251820 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.60%	[60]
C000251820 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[60]
C000251820 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[60]
C000251820 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000251820 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000251820 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000251820 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%

[1]	Excludes short-term securities.
[2]	Excludes short-term securities.
[3]	Excludes short-term securities.
[4]	Excludes short-term securities.
[5]	Excludes short-term securities.
[6]	Excludes short-term securities.
[7]	Excludes short-term securities.
[8]	Excludes short-term securities.
[9]	Excludes short-term securities.
[10]	Excludes short-term securities.
[11]	Excludes short-term securities.
[12]	Excludes short-term securities.
[13]	Excludes short-term securities.
[14]	Excludes short-term securities.
[15]	Excludes short-term securities.
[16]	Excludes short-term securities.
[17]	Excludes short-term securities.
[18]	Rounds to less than 0.1%.
[19]	Excludes short-term securities.
[20]	Rounds to less than 0.1%.
[21]	Excludes short-term securities.
[22]	Rounds to less than 0.1%.
[23]	Excludes short-term securities.
[24]	Rounds to less than 0.1%.
[25]	Excludes short-term securities.
[26]	Rounds to less than 0.1%.
[27]	Excludes short-term securities.
[28]	Rounds to less than 0.1%.
[29]	Excludes short-term securities.
[30]	Rounds to less than 0.1%.
[31]	Excludes short-term securities.
[32]	Rounds to less than 0.1%.
[33]	Excludes short-term securities.
[34]	Rounds to less than 0.1%.
[35]	Rounds to greater than (0.1)%.
[36]	Excludes short-term securities.
[37]	Rounds to less than 0.1%.
[38]	Rounds to greater than (0.1)%.
[39]	Excludes short-term securities.
[40]	Rounds to less than 0.1%.
[41]	Rounds to greater than (0.1)%.
[42]	Excludes short-term securities.
[43]	Rounds to less than 0.1%.
[44]	Rounds to greater than (0.1)%.
[45]	Excludes short-term securities.
[46]	Excludes short-term securities.
[47]	Excludes short-term securities.
[48]	Excludes short-term securities.
[49]	Excludes short-term securities.
[50]	Rounds to less than 0.1%.
[51]	Excludes short-term securities.
[52]	Rounds to less than 0.1%.
[53]	Excludes short-term securities.
[54]	Rounds to less than 0.1%.
[55]	Excludes short-term securities.
[56]	Rounds to less than 0.1%.
[57]	Excludes short-term securities.
[58]	Excludes short-term securities.
[59]	Excludes short-term securities.
[60]	Excludes short-term securities.